Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2021
NONCONTROLLING INTEREST [Abstract]
Noncontrolling interest in the consolidated balance sheets

	As of December 31,
	2020	2021

Changyou	$1,321	$1,318
Sogou	683,291	0

Total	$684,612	$1,318

Noncontrolling interest in the consolidated statements of comprehensive income /(loss)

	Year Ended December 31,
	2019	2020	2021

Changyou	$46,990	$18,448	$(3)
Sogou	58,955	(60,656)	6,451

Total	$105,945	$(42,208)	$6,448

	Year Ended December 31,
	2019	2020	2021

Net income /(loss) from continuing operations attributable to noncontrolling shareholders	$58,223	$18,448	$(3)
Net income/(loss) from discontinued operations attributable to noncontrolling shareholders	47,722	(60,656)	6,451

Net income/(loss) attributable to noncontrolling interest shareholders	$105,945	$(42,208)	$6,448